Consolidated Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Exchange-Traded Funds–86.69%
Invesco Emerging Markets Sovereign Debt ETF(b)(c)	918,700	$19,807,172
Invesco High Yield Bond Factor ETF(b)(c)	1,076,000	24,409,060
Invesco International Developed Dynamic Multifactor ETF(b)(c)	5,640,300	180,038,376
Invesco MSCI USA ETF(b)(c)	894,610	62,027,784
Invesco Russell 1000® Dynamic Multifactor ETF(b)	3,412,990	214,318,707
Invesco Russell 2000® Dynamic Multifactor ETF(b)	1,424,500	66,937,255
Invesco S&P 500 Revenue ETF(b)	452,360	53,351,339
Invesco Senior Loan ETF(b)(c)	960,000	19,910,400
Invesco Total Return Bond ETF(b)	1,685,000	79,936,400
Invesco Variable Rate Investment Grade ETF(b)	2,790,000	70,084,800
iShares Core MSCI Emerging Markets ETF(c)	924,573	67,087,017
iShares Fallen Angels USD Bond ETF(c)	1,290,000	35,565,300
Total Exchange-Traded Funds (Cost $701,476,100)		893,473,610
Principal Amount
U.S. Treasury Securities–12.24%
U.S. Treasury Bills–0.03%
3.58% - 4.12%, 05/14/2026(d)	$339,000	335,619
U.S. Treasury Bonds–12.21%
4.50%, 05/15/2038(e)	124,275,000	125,859,992
Total U.S. Treasury Securities (Cost $128,142,211)		126,195,611
Shares
Preferred Stocks–0.00%
Diversified Banks–0.00%
Socium Re Ltd., Series 2019-1, Pfd.(f)	9,884	13,482
Shares		Value
Diversified Support Services–0.00%
Viribus Re Ltd., Pfd.(f)	351,641	$33,963
Total Preferred Stocks (Cost $370,577)		47,445
Common Stocks & Other Equity Interests–0.00%
Diversified Banks–0.00%
Sberbank of Russia PJSC (Russia)(f)(g)	11,951	0
Health Care Services–0.00%
New Horizon Health Ltd. (China)(f)	77,000	1,970
Total Common Stocks & Other Equity Interests (Cost $330,053)		1,970
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.93% (Cost $830,318,941)		1,019,718,636
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.28%
Invesco Private Government Fund, 3.65%(b)(h)(i)	17,802,359	17,802,359
Invesco Private Prime Fund, 3.80%(b)(h)(i)	46,859,978	46,874,036
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,676,395)		64,676,395
TOTAL INVESTMENTS IN SECURITIES–105.21% (Cost $894,995,336)		1,084,395,031
OTHER ASSETS LESS LIABILITIES—(5.21)%		(53,689,283)
NET ASSETS–100.00%		$1,030,705,748
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
USD	– U.S. Dollar
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2026	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$8,391,530	$11,726,473	$-	$(310,831)	$-	$19,807,172	$238,445
Invesco High Yield Bond Factor ETF	24,380,438	-	-	28,622	-	24,409,060	413,270
Invesco International Developed Dynamic Multifactor ETF	167,131,029	-	(4,973,700)	16,919,937	961,110	180,038,376	1,501,504
Invesco MSCI USA ETF	53,791,218	10,039,609	(2,301,350)	451,305	47,002	62,027,784	136,312
Invesco Russell 1000® Dynamic Multifactor ETF	219,755,619	-	(15,181,798)	1,142,973	8,601,913	214,318,707	569,611
Invesco Russell 2000® Dynamic Multifactor ETF	62,096,092	-	-	4,841,163	-	66,937,255	146,225
Invesco S&P 500 Revenue ETF	52,592,490	-	(2,017,531)	2,722,323	54,057	53,351,339	177,045
Invesco Senior Loan ETF	-	20,073,600	-	(163,200)	-	19,910,400	202,166
Invesco Total Return Bond ETF	-	80,222,850	-	(286,450)	-	79,936,400	630,460
Invesco Variable Rate Investment Grade ETF	-	70,029,000	-	55,800	-	70,084,800	546,617
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	49,933,098	(49,933,098)	-	-	-	8,051
Invesco Treasury Portfolio, Institutional Class	-	92,732,895	(92,732,895)	-	-	-	14,781
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,703	188,171,031	(170,418,375)	-	-	17,802,359	137,695*
Invesco Private Prime Fund	128,642	333,815,881	(287,070,487)	-	-	46,874,036	402,824*
Total	$588,316,761	$856,744,437	$(624,629,234)	$25,401,642	$9,664,082	$855,497,688	$5,125,006

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Non-income producing security.
(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	433	March-2026	$150,808,487	$1,670,622	$1,670,622
MSCI Emerging Markets Index	160	March-2026	12,166,400	1,104,549	1,104,549
STOXX Europe 600 Index	89	March-2026	3,221,324	143,425	143,425
Subtotal—Long Futures Contracts				2,918,596	2,918,596
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 1000 Value Index	512	March-2026	$(55,516,160)	$(1,983,766)	$(1,983,766)
E-Mini Russell 2000 Index	520	March-2026	(68,239,600)	(1,334,095)	(1,334,095)
Nikkei 225 Index	4	March-2026	(1,379,943)	(81,160)	(81,160)
S&P/TSX 60 Index	1	March-2026	(272,126)	37	37
Subtotal—Short Futures Contracts				(3,398,984)	(3,398,984)
Total Futures Contracts				$(480,388)	$(480,388)

(a)	Futures contracts collateralized by $1,218,243 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/18/2026	BNP Paribas S.A.	USD	35,604,526	EUR	30,344,000	$436,644
03/18/2026	Citibank, N.A.	THB	457,340,000	USD	14,681,862	104,615
03/18/2026	Deutsche Bank AG	CNY	100,345,000	USD	14,431,649	8,876
03/18/2026	Goldman Sachs International	USD	15,367,246	MYR	61,930,000	365,129
03/18/2026	Goldman Sachs International	USD	51,392	PLN	185,000	671
03/03/2026	J.P. Morgan Chase Bank, N.A.	USD	15,181,544	BRL	82,040,000	308,954
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	13,712,075	AUD	20,360,000	464,135
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	5,284,071	CAD	7,265,000	61,327
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	2,240,042	DKK	14,250,000	27,356
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	268,834	HUF	88,770,000	6,216
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	22,486,244	JPY	3,502,850,000	231,359
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	13,671,239	NOK	137,325,000	585,244
03/18/2026	Merrill Lynch International	USD	15,838,558	COP	59,766,800,000	191,634
03/18/2026	Merrill Lynch International	USD	1,997,835	ZAR	32,835,000	28,391
03/18/2026	Standard Chartered Bank PLC	USD	14,300,773	SGD	18,220,000	64,793
03/18/2026	UBS AG	KRW	32,056,180,000	USD	22,200,762	71,321
Subtotal—Appreciation						2,956,665
Currency Risk
03/18/2026	BNP Paribas S.A.	USD	8,134,627	HKD	63,240,000	(27,919)
03/17/2026	Citibank, N.A.	USD	14,675,448	IDR	246,264,300,000	(7,538)
03/18/2026	Citibank, N.A.	ILS	1,470,000	USD	464,372	(10,042)
03/18/2026	Citibank, N.A.	PHP	828,920,000	USD	13,932,599	(115,758)
03/18/2026	Deutsche Bank AG	USD	4,512,547	TWD	142,425,000	(13,166)
03/18/2026	J.P. Morgan Chase Bank, N.A.	CLP	432,460,000	USD	487,356	(7,401)
03/18/2026	J.P. Morgan Chase Bank, N.A.	GBP	15,195,000	USD	20,518,819	(272,135)
03/18/2026	J.P. Morgan Chase Bank, N.A.	NZD	23,420,000	USD	13,579,492	(544,165)
03/18/2026	J.P. Morgan Chase Bank, N.A.	SEK	136,144,000	USD	14,861,621	(455,817)
03/18/2026	Merrill Lynch International	CZK	300,790,000	USD	14,576,104	(79,365)
03/18/2026	Morgan Stanley and Co. International PLC	CHF	12,680,000	USD	16,064,143	(414,221)
03/18/2026	Morgan Stanley and Co. International PLC	USD	480,965	PEN	1,620,000	(606)
03/18/2026	UBS AG	MXN	335,000	USD	18,524	(570)
03/18/2026	UBS AG	USD	16,825,482	INR	1,524,710,000	(254,102)
Subtotal—Depreciation						(2,202,805)
Total Forward Foreign Currency Contracts						$753,860

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$893,473,610	$—	$—	$893,473,610
U.S. Treasury Securities	—	126,195,611	—	126,195,611
Preferred Stocks	—	—	47,445	47,445
Common Stocks & Other Equity Interests	—	—	1,970	1,970
Money Market Funds	—	64,676,395	—	64,676,395
Total Investments in Securities	893,473,610	190,872,006	49,415	1,084,395,031
Other Investments - Assets*
Futures Contracts	2,918,633	—	—	2,918,633
Forward Foreign Currency Contracts	—	2,956,665	—	2,956,665
	2,918,633	2,956,665	—	5,875,298
Other Investments - Liabilities*
Futures Contracts	(3,399,021)	—	—	(3,399,021)
Forward Foreign Currency Contracts	—	(2,202,805)	—	(2,202,805)
	(3,399,021)	(2,202,805)	—	(5,601,826)
Total Other Investments	(480,388)	753,860	—	273,472
Total Investments	$892,993,222	$191,625,866	$49,415	$1,084,668,503

*	Unrealized appreciation (depreciation).
Invesco Global Allocation Fund